Cover	Feb. 28, 2025
Cover [Abstract]
Entity Registrant Name	ACCESS Newswire Inc.
Entity Central Index Key	0000843006
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 28, 2025
Entity File Number	1-10185
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1331503
Entity Address Address Line 1	One Glenwood Drive
Entity Address Address Line 2	Suite 1001
Entity Address City Or Town	Raleigh
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27603
City Area Code	919
Local Phone Number	481-4000
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ACCS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false